As filed with the Securities and Exchange Commission on May 19, 1997


                                                       Registration No. 2-66295
                                                                       811-2982
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   F O R M N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 23


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                                Amendment No. 23

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A
                           (Exact Name of Registrant)


                     FIRST INVESTORS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    95 Wall Street, New York, New York 10005
              (Address of Depositor's Principal Executive Offices)

                                 (212) 858-8200
               (Depositor's Telephone Number, including Area Code)

                          Richard H. Gaebler, President
                     FIRST INVESTORS LIFE INSURANCE COMPANY
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent For Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective on May 20, 1997 pursuant to paragraph (b) of Rule 485.


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for its fiscal year ending December 31, 1996 on February 26, 1997.

The sole purpose of this Post-Effective Amendment No. 23 is to electronically file certain exhibits previously filed with the Commission in paper format. Parts A and B of this Post-Effective Amendment No. 23 have been filed with the Commission on April 28, 1997 in Registrant's Post-Effective Amendment No. 22 (File No. 2-66295).

                            PART C: OTHER INFORMATION

ITEM 24. Financial Statement and Exhibits

         (a)      Financial Statements:

                  The financial statements for the period ending
                  December 31, 1996 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund A, are included in Part B, except Condensed Financial Information on Accumulation Unit Values, which is included in Part A.

         (b)      Exhibits:

                  1. Resolution of the Board of Directors of First Investors Life Insurance Company creating the Separate Account

                  2. Safekeeping Agreement between First Investors Life Insurance Company and United States Trust Company of New York

                  3.       Distribution Contracts:

                           a. Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation dated April 16, 1987

                           b. Specimen Variable Annuity Dealer agreement between First Investors Corporation and dealers and salesman

                  4. Specimen Individual Variable Annuity Contracts issued by the Company for participation in the Separate Account

                  5. Form of application used with Individual Variable Annuity Contracts provided in response to (4) above

                  6.       a./1/  Declaration of Intention Charter of First
                                  Investors Life Insurance Company, together
                                  with all amendments
                           a./2/  Certificate of Amendment
                             /3/  Certificate of Amendment
                             /4/  Certificate of Amendment
                             /5/  Certificate of Amendment
                             /6/  Certificate of Amendment

                           b.     By-laws of First Investors Life Insurance
                                  Company

                  7.       Not applicable
                  8.       Not applicable

                  9./1/    Opinion of counsel

             10.  a./2/    Consent of Independent Public Accountants

                           b.     Power of Attorney

             11.    Not applicable

             12./2/ Not applicable

             13.    Performance Calculations

             14.    Not applicable

--------------------
/1/ Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ending December 31, 1996 filed with the Commission on February 26, 1997.
/2/ Incorporated by reference from Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 2-66295) filed on
      April 28, 1997.

ITEM 25. Directors and Officers of First Investors Life Insurance Company

                                         Position and Office
Name and Principal                       with First Investors
Business Address                         Life Insurance Company
------------------                       ----------------------

Lawrence M. Falcon                       Senior Vice President
95 Wall Street                           and Comptroller
New York, NY  10005

Richard H. Gaebler                       President and Director
95 Wall Street
New York, NY  10005

Jay G. Baris                             Director
919 Third Avenue
New York, NY  10022

                                         Position and Office
Name and Principal                       with First Investors
Business Address                         Life Insurance Company
------------------                       ----------------------

William H. Drinkwater                    First Vice President
95 Wall Street                           and Chief Actuary
New York, NY  10005

George V. Ganter                         Director
95 Wall Street
New York, NY 10005

Glenn O. Head                            Chairman and Director
95 Wall Street
New York, NY  10005

Glenn T. Dallas                          Director
21 Eagle Nest Road
Morristown, NJ 07960

Carol Lerner Brown                       Secretary
95 Wall Street
New York, NY  10005

Jackson Ream                             Director
NCNB Texas National Bank
P.O. Box 225961
Dallas, TX  75265

Nelson Schaenen Jr.                      Director
Weiss, Peck & Greer
One New York Plaza
New York, NY  10004

Robert J. Grosso                         Director
95 Wall Street
New York, NY 10005

John T. Sullivan                         Director
95 Wall Street
New York, NY  10005

Kathryn S. Head                          Director
581 Main Street
Woodbridge, NJ  07049

Ada M. Suchow                            Vice President
95 Wall Street
New York, NY  10005

William M. Lipkus                        Chief Accounting Officer
95 Wall Street
New York, NY  10005

ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         There are no persons directly or indirectly controlled by or under common control with the Registrant. Set forth below are all persons controlled by or under common control with First Investors Life Insurance Company:

         Route 33 Realty Corporation (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

         First Investors Consolidated Corporation (FICC) (Delaware).  Ownership:
         Glenn O. Head is the controlling person of the voting stock;  Principal
         Business: Holding Company; Parent of First Investors Life Insurance Company.

         Administrative Data Management Corp. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

         Executive Investors  Management Company,  Inc.  (Delaware).  Ownership:
         100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

         First Investors Asset Management Company,  Inc. (Delaware).  Ownership:
         100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

         First Investors Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

         First Investors Leverage Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

         First Investors Management Company, Inc. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

         First Investors Realty Company, Inc. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

         First Investors Resources, Inc. (Delaware). Ownership: 100% owned by FICC; Principal Business: Commodity Pool Operator; Affiliate of First Investors Life Insurance Company.

         Executive Investors Corporation. (Delaware). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

         First Financial  Savings Bank, S.L.A.  (FFSB) (New Jersey).  Ownership:
         100%  owned by FICC,  except  Directors  Qualifying  Shares;  Principal
         Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

         First Investors Credit Corporation (New Jersey). Ownership: 100% owned by FFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

         N.A.K. Realty Corporation (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

         Real Property Development Corporation (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

         First Investors Credit Funding Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Sells commercial paper; Affiliate of First Investors Life Insurance Company.

         School Financial  Management  Services,  Inc. (Ohio).  Ownership:  100%
         owned  by  FICC;   Principal  Business:   Tuition  assistance  program;
         Affiliate of First Investors Life Insurance Company.

         Specialty Insurance Group, Inc. (Delaware). Ownership: 100% owned by FICC; Principal Business: Insurance broker for specialized lines of insurance available to school systems; Affiliate of First Investors Life Insurance Company.


ITEM 27. Number of Contractowners


         As of May 2, 1997, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund A was 1,424

ITEM 28. Indemnification

         Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

         "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by
         Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

         Reference is hereby made to the New York Business Corporation Law, Sections 721 through 725.

         The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily occurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

ITEM 29. Principal Underwriters

         (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

                  First Investors Cash Management Fund, Inc.
                  First Investors Fund For Income, Inc.
                  First Investors Series Fund
                  First Investors Government Fund, Inc.
                  First Investors High Yield Fund, Inc.
                  First Investors Global Fund, Inc.
                  First Investors Multi-State Insured Tax Free Fund First Investors New York Insured Tax Free Fund, Inc. First Investors Insured Tax Exempt Fund, Inc.
                  First Investors Tax-Exempt Money Market Fund, Inc. First Investors U.S. Government Plus Fund
                  First Investors Series Fund II, Inc.

         First Investors Corporation is Sponsor of:

         First Investors Single Payment and Periodic Payment Plans I
           for Investment in First Investors Global Fund, Inc.
         First  Investors  Single  Payment  and  Periodic  Payment  Plans II for
           Investment in First Investors Global Fund, Inc.
         First  Investors   Single  Payment  and  Periodic   Payment  Plans  for
           Investment in First Investors Fund For Income, Inc.
         First  Investors   Single  Payment  and  Periodic   Payment  Plans  for
           Investment in First Investors Government Fund, Inc.
         First Investors Periodic Payment Plans for Investment in
           First Investors High Yield Fund, Inc.
         First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global
           Fund, Inc.
         First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt
           Fund, Inc.

         (b) The following persons are the officers and directors of First Investors Corporation:

Name and Principal                   Position and Office with
Business Address                     First Investors Corporation
------------------                   ---------------------------

Glenn O. Head                        Chairman of the Board and Director
95 Wall Street
New York, NY  10005

Lawrence A. Fauci                    Senior Vice President and Director
95 Wall Street
New York, NY  10005

Kathryn S. Head                      Vice President, Chief Financial
581 Main Street                      Officer and Director
Woodbridge, NJ  07095

Joseph I. Benedek                    Treasurer
581 Main Street
Woodbridge, NJ  07095

Louis Rinaldi                        Senior Vice President
581 Main Street
Woodbridge, NJ  07095

Jeremiah J. Lyons                    Director
56 Weston Avenue
Chatham, NJ 07928

Frederick Miller                     Senior Vice President
581 Main Street
Woodbridge, NJ  07095

Larry R. Lavoie                      Secretary and General Counsel
95 Wall Street
New York, NY  10005

Marvin M. Hecker                     President
95 Wall Street
New York, NY  10005

Howard M. Factor                     Vice President
95 Wall Street
New York, NY  10005

Matthew Smith                        Vice President
581 Main Street
Woodbridge, NJ  07095

Anne Condon                          Vice President
581 Main Street
Woodbridge, NJ  07095

Robert J. Murphy                     Comptroller
581 Main Street
Woodbridge, NJ  07095

John T. Sullivan                     Director
95 Wall Street
New York, NY  10005

Jane W. Kruzan                       Director
232 Adair Street
Decatur, GA 30030

Roger L. Grayson                     Director
95 Wall Street
New York, NY 10005



Elizabeth Reilly                     Vice President
581 Main Street
Woodbridge, NJ  07095




         (c)      Not Applicable

ITEM 30. Location of Accounts and Records

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, are located at the offices of First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005.


ITEM 31. Management Services

         Not applicable.

ITEM 32. Undertakings

         Registrant hereby makes the following undertakings:

         (a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) An undertaking to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d)               Representation Regarding Reasonableness of
                               Aggregate Contract Fees and Charges
                            Pursuant to Section 26(a)(e)(2)(A) of the
                                 Investment Company Act of 1940

                  First Investors Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 21st day of April, 1997.

                                  FIRST INVESTORS LIFE VARIABLE
                                  ANNUITY FUND A
                                  (Registrant)


                                  By /s/ Richard H. Gaebler
                                     -----------------------------
                                     Richard H. Gaebler, President
                                     First Investors Life Insurance Company


                                  FIRST INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)

                                  By /s/ Richard H. Gaebler
                                     ----------------------
                                     Richard H. Gaebler
                                     President

         As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


         SIGNATURE                 TITLE                      DATE
         ---------                 -----                      ----

/s/ Richard H. Gaebler       President and Director       May 16, 1997
---------------------
Richard H. Gaebler

/s/ Lawrence M. Falcon       Senior Vice President        May 16, 1997
----------------------       and Comptroller
Lawrence M. Falcon


Glenn O. Head*               Chairman and Director        May 16, 1997
Jay G. Baris*                Director                     May 16, 1997
George V. Ganter*            Director                     May 16, 1997
Robert J. Grosso*            Director                     May 16, 1997
Scott Hodes*                 Director                     May 16, 1997
Jackson Ream*                Director                     May 16, 1997
Nelson Schaenen Jr.*         Director                     May 16, 1997
John T. Sullivan*            Director                     May 16, 1997
Kathryn S. Head*             Director                     May 16, 1997
Glenn T. Dallas*             Director                     May 16, 1997


* By:/s/ Richard H. Gaebler
     ----------------------
     Richard H. Gaebler
     Attorney-In-Fact
     Pursuant to Power of
     Attorney previously filed

                                INDEX TO EXHIBITS


Exhibit
Number                          Description
-------                         -----------


99.N4.1           Board resolution creating the Separate
                  Account

99.N4.2           Safekeeping Agreement

99.N4.3A          Underwriting Agreement

99.N4.3B          Specimen Variable Annuity Dealer Agreement

99.N4.4           Specimen Individual Variable Annuity Contract

99.N4.5           Form of application

99.N4.6A.1        Declaration of Intention and Charter of FIL

99.N4.6A.2        Certificate of Amendment

99.N4.6A.3        Certificate of Amendment

99.N4.6A.4        Certificate of Amendment

99.N4.6A.5        Certificate of Amendment

99.N4.6B          By-Laws

99.N4.10B         Powers of Attorney